John Hancock
Preferred Income Fund
Quarterly portfolio holdings 10/31/2024

Fund’s investments
As of 10-31-24 (unaudited)
	Shares	Value
Preferred securities (A) 81.0% (51.9% of Total investments)		$362,445,923
(Cost $375,949,752)
Communication services 5.5%		24,779,561
Wireless telecommunication services 5.5%
Telephone & Data Systems, Inc., 6.000% (B)	385,925	7,232,235
Telephone & Data Systems, Inc., 6.625%	259,750	5,345,655
U.S. Cellular Corp., 5.500%	115,000	2,589,800
U.S. Cellular Corp., 5.500% (B)	120,650	2,714,625
U.S. Cellular Corp., 6.250%	293,875	6,897,246
Consumer discretionary 1.0%		4,557,324
Broadline retail 1.0%
Qurate Retail, Inc., 8.000%	92,200	3,496,224
QVC, Inc., 6.250%	81,000	1,061,100
Financials 53.6%		239,855,889
Banks 20.9%
Bank of America Corp., 6.450% (B)	118,075	3,110,096
Bank of America Corp., 7.250% (B)(C)	8,500	10,497,500
Bank of Hawaii Corp., 8.000%	116,850	3,126,906
Citigroup Capital XIII, 11.221% (3 month CME Term SOFR + 6.632%) (B)(D)	384,725	11,653,320
Citizens Financial Group, Inc., 7.375%	245,875	6,663,213
Fifth Third Bancorp, 6.000% (B)	223,693	5,518,506
First Citizens BancShares, Inc., 5.375% (B)	109,646	2,562,427
Fulton Financial Corp., 5.125% (B)	140,075	2,823,912
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (B)	180,875	4,699,133
KeyCorp, 5.650%	194,650	4,535,345
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	32,500	827,125
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	70,550	1,760,223
M&T Bank Corp., 7.500%	200,000	5,464,000
Pinnacle Financial Partners, Inc., 6.750%	105,600	2,629,440
Regions Financial Corp., 4.450%	172,900	3,317,951
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	169,325	4,375,358
Synovus Financial Corp., 8.185% (3 month CME Term SOFR + 3.614%) (D)	34,275	864,416
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (D)	168,850	4,466,083
Wells Fargo & Company, 7.500% (B)	9,500	11,731,360
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	114,000	2,904,720
Capital markets 8.8%
Affiliated Managers Group, Inc., 6.750% (B)	261,450	6,716,651
Brookfield Finance, Inc., 4.625% (B)	197,675	3,651,057
Carlyle Finance LLC, 4.625% (B)	37,226	727,396
Morgan Stanley, 6.375% (B)	165,000	4,192,650
Morgan Stanley, 6.500% (B)	186,200	4,859,820
Morgan Stanley, 6.625% (B)	100,525	2,653,860
Morgan Stanley, 6.875% (B)	117,225	2,965,793
Morgan Stanley, 7.125% (B)	281,274	7,121,858
TPG Operating Group II LP, 6.950% (B)	251,725	6,522,195
Consumer finance 2.4%
Navient Corp., 6.000%	239,227	4,784,540
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	228,225	5,924,721
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 3.9%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(C)	307,650	$8,306,550
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	412,000
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	45,000	1,219,500
KKR Group Finance Company IX LLC, 4.625% (B)	312,800	6,130,880
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	47,350	1,174,754
Insurance 17.6%
AEGON Funding Company LLC, 5.100% (B)	324,625	7,054,101
American Financial Group, Inc., 5.125% (B)	153,425	3,448,994
American National Group, Inc., 5.950% (5.950% to 12-1-24, then 5 Year CMT + 4.322%)	35,060	880,707
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	185,375	4,706,671
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	330,000	8,273,100
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(C)	365,400	9,789,066
Brighthouse Financial, Inc., 6.600% (B)(C)	328,590	8,149,032
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	138,975	2,972,675
F&G Annuities & Life, Inc., 7.950% (B)	208,725	5,668,971
Lincoln National Corp., 9.000% (B)(C)	274,075	7,764,545
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	350,150	9,327,996
RenaissanceRe Holdings, Ltd., 4.200% (B)	210,000	3,857,700
The Allstate Corp., 7.375% (B)	111,575	3,037,072
Unum Group, 6.250% (B)	162,500	4,030,000
Industrials 1.5%		6,475,411
Aerospace and defense 0.3%
The Boeing Company, 6.000%	26,500	1,423,845
Trading companies and distributors 1.2%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	194,291	5,051,566
Information technology 0.7%		2,927,210
Technology hardware, storage and peripherals 0.7%
Hewlett Packard Enterprise Company, 7.625%	50,600	2,927,210
Real estate 2.1%		9,590,524
Hotel and resort REITs 1.0%
Pebblebrook Hotel Trust, 6.375%	199,050	4,536,350
Office REITs 0.6%
Vornado Realty Trust, 5.400%	148,600	2,784,764
Specialized REITs 0.5%
Public Storage, 4.625% (B)(C)	105,800	2,269,410
Utilities 16.6%		74,260,004
Electric utilities 6.8%
Duke Energy Corp., 5.750% (B)	283,350	7,129,086
NextEra Energy, Inc., 6.926% (B)	72,521	3,245,315
NSTAR Electric Company, 4.780%	15,143	1,264,441
SCE Trust III, 7.823% (3 month CME Term SOFR + 3.252%) (D)	91,125	2,308,196
SCE Trust VI, 5.000%	271,625	5,598,191
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
SCE Trust VII, 7.500%	239,125	$6,382,246
SCE Trust VIII, 6.950%	151,250	4,008,125
The Southern Company, 4.950%	15,000	334,650
Gas utilities 1.2%
South Jersey Industries, Inc., 5.625% (B)	239,275	4,546,225
Spire, Inc., 5.900%	35,000	870,800
Multi-utilities 8.6%
Algonquin Power & Utilities Corp., 8.864% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (B)(D)	294,605	7,568,402
CMS Energy Corp., 5.625% (B)	225,000	5,528,250
CMS Energy Corp., 5.875% (B)	129,425	3,177,384
CMS Energy Corp., 5.875% (B)	335,050	8,262,333
DTE Energy Company, Series E, 5.250% (B)	240,000	5,647,200

Sempra, 5.750% (B)	338,000	8,389,160
Common stocks 1.0% (0.6% of Total investments)		$4,428,068
(Cost $5,239,230)
Utilities 1.0%		4,428,068
Multi-utilities 1.0%
Algonquin Power & Utilities Corp. (B)	914,891	4,428,068

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 69.9% (44.8% of Total investments)				$312,627,319
(Cost $306,636,766)
Communication services 0.8%				3,625,463
Media 0.8%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	3,916,000	3,625,463
Consumer discretionary 2.6%				11,585,961
Automobiles 2.2%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(C)(F)	5.700	09-30-30	2,000,000	1,930,196
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	7,922,000	7,851,265
Broadline retail 0.4%
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (B)(C)(F)(G)	6.250	04-22-31	2,005,000	1,804,500
Consumer staples 0.2%				774,463
Food products 0.2%
Land O’ Lakes, Inc. (F)(G)	8.000	07-16-25	835,000	774,463
Energy 7.9%				35,393,285
Oil, gas and consumable fuels 7.9%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%) (B)(C)	7.200	06-27-54	2,500,000	2,582,315
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)(C)	7.375	01-15-83	2,163,000	2,205,395
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(C)	8.500	01-15-84	5,849,000	6,498,479
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(C)(F)	6.625	02-15-28	6,601,000	6,461,578
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(C)(F)	7.125	05-15-30	9,149,000	9,300,050
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (G)	7.500	03-01-55	2,100,000	$2,180,930
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (F)(G)	9.000	09-30-29	6,165,000	6,164,538
Financials 40.3%				180,284,412
Banks 27.0%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	4,000,000	4,606,632
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(C)(F)	5.875	03-15-28	8,510,000	8,588,607
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(C)(F)	6.125	04-27-27	4,500,000	4,570,938
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	4,000,000	4,401,516
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	5,750,000	6,012,413
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	6,570,000	6,990,589
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (D)(F)	8.008	01-06-25	7,500,000	7,454,092
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(C)(F)	4.250	01-01-27	6,000,000	5,668,051
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(C)(F)	6.450	10-01-27	5,250,000	5,273,189
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (F)	7.250	07-01-29	3,000,000	3,117,669
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	5,875,000	5,803,337
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	2,090,000	2,081,445
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(C)(F)	6.875	06-01-29	4,575,000	4,834,316
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (F)	5.000	09-15-26	3,795,000	3,647,874
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	8,750,000	7,960,828
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (F)(G)	10.000	11-14-28	3,400,000	3,622,816
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(C)	8.625	10-27-82	6,345,000	6,796,923
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(C)(F)	6.000	05-15-27	7,415,000	7,423,105
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(C)(F)	6.200	09-15-27	8,706,000	8,778,756
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)(C)	8.125	10-31-82	2,600,000	2,739,503
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (F)	6.850	09-15-29	3,750,000	3,866,299
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (F)	7.625	09-15-28	6,174,000	6,635,778
Capital markets 5.9%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(C)(F)	6.700	03-15-29	4,445,000	4,576,190
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(C)(F)	4.000	12-01-30	3,500,000	3,049,264
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(C)(F)	5.000	06-01-27	1,582,000	1,541,171
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (F)	6.125	11-10-34	4,020,000	3,987,260
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)(C)(F)	7.500	02-10-29	7,495,000	8,013,167
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	5,169,000	5,419,947
Consumer finance 0.7%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	3,050,000	3,041,605
Financial services 0.7%
Voya Financial, Inc. (5 Year CMT + 3.358%) (D)(F)	7.758	09-15-28	2,865,000	3,022,947
Insurance 6.0%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (G)	7.950	10-15-54	4,000,000	4,150,371
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	2,750,000	$2,745,512
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)(F)	5.875	03-15-28	5,789,000	5,822,686
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	7,350,000	6,317,840
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	8,536,000	7,721,776
Industrials 0.8%				3,447,362
Trading companies and distributors 0.8%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (F)	6.000	09-24-29	3,500,000	3,447,362
Utilities 17.3%				77,516,373
Electric utilities 7.4%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (F)	5.000	12-15-26	4,022,000	3,914,583
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)(C)(F)	5.375	03-15-26	10,500,000	10,395,453
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(C)	7.125	12-01-54	3,750,000	3,833,921
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (G)	7.625	12-15-54	3,000,000	3,106,341
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (F)(G)	10.250	03-15-28	6,760,000	7,460,322
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	4,197,000	4,335,157
Gas utilities 1.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (G)	7.200	10-15-54	4,670,000	4,681,619
Independent power and renewable electricity producers 5.5%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	6,864,000	7,113,583
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)(F)(G)	8.000	10-15-26	8,750,000	8,987,641
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(C)(F)(G)	8.875	01-15-29	7,833,000	8,360,788
Multi-utilities 3.4%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(C)	6.850	02-15-55	4,025,000	4,125,830
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	1,533,000	1,488,395
NiSource, Inc. (6.375% to 3-31-25, then 5 Year CMT + 2.527%) (B)(C)	6.375	03-31-55	1,500,000	1,497,187
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%) (B)(C)	6.950	11-30-54	3,600,000	3,688,992
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(C)	6.400	10-01-54	2,500,000	2,491,199

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(C)	6.875	10-01-54	2,000,000	2,035,362
Convertible bonds 1.6% (1.0% of Total investments)				$7,290,008
(Cost $6,750,000)
Utilities 1.6%				7,290,008
Electric utilities 1.6%

TXNM Energy, Inc. (G)	5.750	06-01-54	6,750,000	7,290,008

Capital preferred securities (H) 1.2% (0.8% of Total investments)				$5,427,010
(Cost $6,457,350)
Financials 1.2%				5,427,010
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(C)(G)	7.875	12-15-67	4,940,000	5,427,010

	Yield (%)	Shares	Value
Short-term investments 1.4% (0.9% of Total investments)			$6,260,604
(Cost $6,260,190)
Short-term funds 1.4%			6,260,604
John Hancock Collateral Trust (I)	4.6622(J)	625,866	6,260,604

6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $707,293,288) 156.1%	$698,478,932
Other assets and liabilities, net (56.1%)	(250,914,606)
Total net assets 100.0%	$447,564,326

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-24 was $414,968,897.
(C)	All or a portion of this security is on loan as of 10-31-24, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $196,936,408.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $78,050,963 or 17.4% of the fund’s net assets as of 10-31-24.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	129,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(100,599)	$(100,599)
Centrally cleared	64,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	189,952	189,952
Centrally cleared	32,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(215,729)	(215,729)
								—	$(126,376)	$(126,376)

(a)	At 10-31-24, the overnight SOFR was 4.900%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$24,779,561	$24,779,561	—	—
Consumer discretionary	4,557,324	4,557,324	—	—
Financials	239,855,889	239,855,889	—	—
Industrials	6,475,411	6,475,411	—	—
Information technology	2,927,210	2,927,210	—	—
Real estate	9,590,524	9,590,524	—	—
Utilities	74,260,004	68,449,338	$5,810,666	—
Common stocks	4,428,068	4,428,068	—	—
Corporate bonds	312,627,319	—	312,627,319	—
Convertible bonds	7,290,008	—	7,290,008	—
Capital preferred securities	5,427,010	—	5,427,010	—
Short-term investments	6,260,604	6,260,604	—	—
Total investments in securities	$698,478,932	$367,323,929	$331,155,003	—
Derivatives:
Assets
Swap contracts	$189,952	—	$189,952	—
Liabilities
Swap contracts	(316,328)	—	(316,328)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	625,866	$2,633,922	$46,926,229	$(43,303,663)	$3,590	$526	$87,120	—	$6,260,604
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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